Property, Plant and Equipment - Summary Of Reconciliation Of Carrying Amount Of Property, Plant And Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 512	$ 492
Depreciation for the year	122	128	$ 129
Net impairment loss on financial assets	95	72	58
Property, plant and equipment including right-of-use assets at end of period	567	512	492
Computers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	15	24
Property, plant and equipment including right-of-use assets at end of period	15	15	24
Buildings and renovation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	172	197
Property, plant and equipment including right-of-use assets at end of period	158	172	197
Motor vehicles held for leasing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	294	242
Property, plant and equipment including right-of-use assets at end of period	360	294	242
Office and other equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	31	29
Property, plant and equipment including right-of-use assets at end of period	34	31	29
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,034	934
Additions	205	169
Acquisition through business combination	1
Write-offs/disposal	(93)	(72)
Effects of movements in exchange rates	(22)	3
Property, plant and equipment including right-of-use assets at end of period	1,125	1,034	934
Cost | Computers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	78	81
Additions	13	4
Write-offs/disposal	(12)	(7)
Effects of movements in exchange rates	(2)
Property, plant and equipment including right-of-use assets at end of period	77	78	81
Cost | Buildings and renovation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	297	291
Additions	30	24
Acquisition through business combination	1
Write-offs/disposal	(20)	(14)
Effects of movements in exchange rates		(4)
Property, plant and equipment including right-of-use assets at end of period	308	297	291
Cost | Motor vehicles held for leasing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	592	504
Additions	150	130
Write-offs/disposal	(60)	(50)
Effects of movements in exchange rates	(20)	8
Property, plant and equipment including right-of-use assets at end of period	662	592	504
Cost | Office and other equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	67	58
Additions	12	11
Write-offs/disposal	(1)	(1)
Effects of movements in exchange rates		(1)
Property, plant and equipment including right-of-use assets at end of period	78	67	58
Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	522	442
Write-offs/disposal	(77)	(50)
Effects of movements in exchange rates	(9)	2
Depreciation for the year	122	128
Property, plant and equipment including right-of-use assets at end of period	558	522	442
Accumulated depreciation and impairment losses | Computers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	63	57
Write-offs/disposal	(12)	(6)
Effects of movements in exchange rates	(1)
Depreciation for the year	12	12
Net impairment loss on financial assets		0
Property, plant and equipment including right-of-use assets at end of period	62	63	57
Accumulated depreciation and impairment losses | Buildings and renovation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	125	94
Write-offs/disposal	(19)	(9)
Effects of movements in exchange rates		(2)
Depreciation for the year	44	42
Net impairment loss on financial assets		0
Property, plant and equipment including right-of-use assets at end of period	150	125	94
Accumulated depreciation and impairment losses | Motor vehicles held for leasing
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	298	262
Write-offs/disposal	(45)	(34)
Effects of movements in exchange rates	(8)	5
Depreciation for the year	57	65
Property, plant and equipment including right-of-use assets at end of period	302	298	262
Accumulated depreciation and impairment losses | Office and other equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at beginning of period	36	29
Write-offs/disposal	(1)	(1)
Effects of movements in exchange rates		(1)
Depreciation for the year	9	9
Net impairment loss on financial assets		0
Property, plant and equipment including right-of-use assets at end of period	$ 44	$ 36	$ 29